Annual Total Returns - BlackRock GA Disciplined Volatility Equity Fund (Institutional) [BarChart] - Institutional - BlackRock GA Disciplined Volatility Equity Fund - Institutional	Feb. 26, 2021
Bar Chart Table:
Annual Return 2018	(6.14%)
Annual Return 2019	19.54%
Annual Return 2020	11.52%